Note 3 - Liquidity and Summary of Significant Accounting Principles	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Significant Accounting Policies [Text Block]
Note
3
– Liquidity and Summary of Significant Accounting Principles

Liquidity
Our operations are subject to certain risks and uncertainties including, among others, current and potential competitors with greater resources, dependence on significant customers, lack of operating history, and uncertainty of future profitability and possible fluctuations in financial results. Since our inception, we have financed our operations by raising debt, issuing equity and equity-linked instruments, and executing licensing arrangements, and to a lesser extent by generating royalties and product revenues. We have incurred, and continue to incur, recurring losses and negative cash flows. At
March 31, 2017,
we had cash and cash equivalents on hand of approximately
$1.3
million, and had
no
outstanding debt.

The accompanying condensed consolidated financial statements have been prepared assuming that we will continue as a going concern, which contemplates continuity of operations, realization of assets, and satisfaction of liabilities in the ordinary course of business. The propriety of using the going-concern basis is dependent upon, among other things, the achievement of future profitable operations, the ability to generate sufficient cash from operations, and potential other funding sources, including cash on hand, to meet our obligations as they become due.
  We believe based on the operating cash requirements and capital expenditures expected for the next twelve
months, that our current resources, projected revenue from sales of Aurix (including additional revenue expected to be generated as a result of our collaboration with Restorix Health), and limited license fees and royalties from our license of certain aspects of the ALDH technology, combined with the
$3.0
million Backstop Commitment, which is available to us beginning on
June 30, 2017,
will be insufficient to support our operations through
May 2018.
As such, the Company believes that substantial doubt about the Company's ability to continue as a going concern exists.

We plan to continue financing our operations with external capital for the foreseeable future, including using the Backstop Commitment, if necessary, when it becomes available.
  However, we
may
not
be able to raise additional funds on acceptable terms, or at all. If we are unable to secure sufficient capital to fund our operating activities, we may
be required to curtail portions of our strategic plan or to cease operations.  If we are unable to meet our planned revenue goals during the second
and
third
quarters of
2017,
we will need to begin reducing our operating costs.  If we are unable to increase revenues or control costs, we may
be forced to delay the completion of, or significantly reduce the scope of, our current business plan, delay some of our development and clinical or marketing efforts, delay our plans to penetrate the market serving Medicare beneficiaries and fulfill the related data gathering requirements as stipulated by the Medicare CED coverage determination, delay the pursuit of commercial insurance reimbursement for our wound treatment technologies, postpone the hiring of new personnel, or, under certain dire financial circumstances, cease our operations entirely.

As noted in Note
2
–
Fresh Start Accounting
, as part of fresh start accounting, the Successor Company adopted the significant accounting policies of the Predecessor Company. As a result, the following summary of significant accounting policies applies to both the Predecessor Company and Successor Company.

Basis of Presentation
The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). In our opinion, the accompanying unaudited interim condensed consolidated financial statements include all adjustments, consisting of normal recurring adjustments, which are necessary to present fairly our financial position, results of operations and cash flows. The condensed consolidated balance sheet at
December 31, 2016,
has been derived from audited financial statements of the
 Company as of that date. The interim unaudited condensed consolidated results of operations are not
necessarily indicative of the results that
may
occur for the full fiscal year. More specifically, upon emergence from bankruptcy on the Effective Date, the Company applied fresh start accounting, resulting in the Company becoming a new entity for financial reporting purposes (see Note
2
–
Fresh Start Accounting
). As a result of the application of fresh start accounting and the effects of the implementation of the Plan of Reorganization, the financial statements on or after
May 5, 2016
are
not
comparable to the financial statements prior to that date. Certain information and footnote disclosure normally included in financial statements prepared in accordance with U.S. GAAP have been omitted pursuant to instructions, rules and regulations prescribed by the United States Securities and Exchange Commission, or the SEC. We believe that the disclosures provided herein are adequate to make the information presented not
misleading when these unaudited interim condensed consolidated financial statements are read in conjunction with the audited financial statements and notes previously included in the Company’s Annual Report on Form
10
-K for the year ended
December 31, 2016.

Principles of Consolidation
The condensed consolidated financial statements include the accounts of the Company and its wholly-owned and controlled subsidiary Aldagen, Inc. (“Aldagen”). All significant inter-company accounts and transactions are eliminated in consolidation.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. In the accompanying condensed consolidated financial statements, estimates are used for, but not
limited to, the application of fresh start accounting, stock-based compensation, allowance for inventory obsolescence, allowance for doubtful accounts, valuation of derivative liabilities, contingent liabilities, fair value and depreciable lives of long-lived assets (including property and equipment, intangible assets and goodwill), deferred taxes and associated valuation allowance and the classification of our long-term debt. Actual results could differ from those estimates.

Credit Concentration
We generate accounts receivable from the sale of our products. In addition, other receivables consist primarily of the receivable due from our contract manufacturer for the cost of raw materials required to manufacture the Angel products that are purchased by the Company and immediately resold, at cost, to the contract manufacturer and a refund due for Delaware franchise taxes. Specific customer or other receivables balances in excess of
10%
of total receivables at
March 31, 2017
and
December 31, 2016
were as follows:

	Successor	Successor
	March 31, 2017	December 31, 2016
Other receivable A	63%	58%
Customer B	-	10%
Other receivable C	16%	-

Revenue from significant customers exceeding
10%
of total revenues for the periods presented was as follows:

	Successor	Predecessor
	Three Months ended March 31, 2017	Three Months ended March 31, 2016
Customer B	-	80%
Customer D	35%	-

Historically, we used single suppliers for several components of the Aurix product line. We outsource the manufacturing of various products to contract manufacturers. While we believe these manufacturers demonstrate competency, reliability and stability, there is no
assurance that
one
or more of them will
not
experience an interruption or inability to provide us with the products needed to satisfy customer demand. Additionally, while most of the components of Aurix are generally readily available on the open market, a reagent, bovine thrombin, is available exclusively through Pfizer, with whom we have an established vendor relationship.

Cash Equivalents
We consider all highly liquid instruments purchased with an original maturity of three
months or less to be cash equivalents. Cash and cash equivalents potentially subject us to a concentration of credit risk, as approximately
$1.1
million held in financial institutions was in excess of the FDIC insurance limit of
$250,000
at
March 31, 2017.
We maintain our cash and cash equivalents in the form of money market deposit accounts and qualifying money market funds, and checking accounts with financial institutions that we believe are credit worthy.

Accounts Receivables
We generate accounts receivables from the sale of our products. We provide for an allowance against receivables for estimated losses that may
result from a customer
’s inability or unwillingness to pay. The allowance for doubtful accounts is estimated primarily based upon historical write-off percentages, known problem accounts, and current economic conditions. Accounts are written off against the allowance for doubtful accounts when we determine that amounts are not
collectable. Recoveries of previously written-off accounts are recorded when collected. At
March 31, 2017
and
December 31, 2016,
we maintained an allowance for doubtful accounts of approximately
$409,000
,
as we fully reserved for the value added tax receivable and the receivable due from the contract manufacturer of the Company's prior Angel product line as of
December 31, 2016
and
March 31, 2017.

Inventory
Our inventory is produced by
third
-party manufacturers and consists of raw materials and finished goods. Inventory cost is determined on a first
-in,
first
-out basis and is stated at the lower of cost or net realizable value. We maintain an inventory of kits, reagents, and other disposables that have shelf-lives that generally range from
18
months to
two
years.

As of
March 31, 2017,
our inventory consisted of
$31,615
of finished goods and
$40,160
of raw materials. As of
December 31, 2016,
our inventory consisted of
$18,123
of finished goods and
$59,798
of raw materials.

We provide for an allowance against inventory for estimated losses that may
result in excess and obsolete inventory (i.e., from the expiration of products). Our allowance for expired inventory is estimated based upon the inventory
’s remaining shelf-life and our anticipated ability to sell such inventory, which is estimated using historical usage and future forecasts, within its remaining shelf life. At
March 31, 2017
and
December 31, 2016,
the Company maintained an allowance for expired and excess and obsolete inventory of approximately
$7,000
and
$8,000,
respectively. Expired products are segregated and used for demonstration purposes only; the Company records the associated expense for this reserve to cost of sales in the condensed consolidated statements of operations.

Property and Equipment
Property and equipment is stated at cost less accumulated depreciation and is depreciated, using the straight-line method, over its estimated useful life ranging from one
to
four
years for all assets except for furniture, lab, and manufacturing equipment, which is depreciated over four
and
six
 years, respectively. Upon emergence from bankruptcy, property and equipment remaining lives were estimated based on the estimated remaining useful lives of the assets. Leasehold improvements are amortized, using the straight-line method, over the lesser of the expected lease term or its estimated useful life ranging from three
to
six
years. Amortization of leasehold improvements is included in depreciation expense. Maintenance and repairs are charged to operations as incurred. When assets are disposed of, the cost and related accumulated depreciation are removed from the accounts and any gain or loss is included in other income (expense).

Centrifuges
may
be sold or placed at
no
charge with customers. Depreciation expense for centrifuges that are available for sale or placed at no
charge with customers are charged to cost of sales. Depreciation expense for centrifuges used for sales and marketing and other internal purposes are charged to general and administrative expenses.

Property and equipment is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may
not
be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. Recoverability measurement and estimating of undiscounted cash flows is done at the lowest possible level for which we can identify assets. If such assets are considered to be impaired, impairment is recognized as the amount by which the carrying amount of assets exceeds the fair value of the assets.

Goodwill and Other Intangible Assets
Predecessor intangible assets and goodwill
In conjunction with the application of fresh start accounting, all then-remaining finite lived intangible assets, including those acquired as part of our acquisition of the Angel business, were written off as of the Effective Date (See Note
2
–
Fresh Start Accounting
).

Successor intangible assets and goodwill
In the Successor Company financial statements, intangible assets were established as part of fresh start accounting and relate to trademarks, technology, clinician relationships, and goodwill (see Note
2
–
Fresh Start Accounting
).

Our finite-lived intangible assets include trademarks, technology (including patents), and clinician relationships, and are amortized over their useful lives and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may
not
be recoverable. If any indicators were present, we test for recoverability by comparing the carrying amount of the asset to the net undiscounted cash flows expected to be generated from the asset. If those net undiscounted cash flows do not
exceed the carrying amount (i.e., the asset is
not
recoverable), we would perform the next step, which is to determine the fair value of the asset and record an impairment loss, if any. We periodically reevaluate the useful lives for these intangible assets to determine whether events and circumstances warrant a revision in their remaining useful lives.

Goodwill represents the excess of reorganization value over the fair value of tangible and identifiable intangible assets and the fair value of liabilities as of the Effective Date. Goodwill is not
amortized, but is subject to periodic review for impairment. Goodwill is reviewed annually, as of
December 31,
and whenever events or changes in circumstances indicate that the carrying amount of the goodwill might not
be recoverable. We perform our review of goodwill on our
one
reporting unit.

Before employing detailed impairment testing methodologies, we first
evaluate the likelihood of impairment by considering qualitative factors relevant to our reporting unit. When performing the qualitative assessment, we evaluate events and circumstances that would affect the significant inputs used to determine the fair value of the goodwill. Events and circumstances evaluated include: macroeconomic conditions that could affect us, industry and market considerations for the medical device industry that could affect us, cost factors that could affect our performance, our financial performance (including share price), and consideration of any company specific events that could negatively affect us, our business, or the fair value of our business. If we determine that it is more likely than not
that goodwill is impaired, we will then apply detailed testing methodologies. Otherwise, we will conclude that no
impairment has occurred.

Detailed impairment testing involves comparing the fair value of our one
reporting unit to its carrying value, including goodwill. If the fair value exceeds carrying value, then it is concluded that no
goodwill impairment has occurred. If the carrying value of the reporting unit exceeds its fair value, a second
step is required to measure possible goodwill impairment loss. The second
step includes hypothetically valuing the tangible and intangible assets and liabilities of our one
reporting unit as if it had been acquired in a business combination. The implied fair value of our one
reporting unit's goodwill is then compared to the carrying value of that goodwill. If the carrying value of our one
reporting unit's goodwill exceeds the implied fair value of the goodwill, we recognize an impairment loss in an amount equal to the excess, not
to exceed the carrying value.

Successor Company intangible assets and goodwill were
not
considered to be impaired as of
March 31, 2017.

Revenue Recognition
– Successor Company
We recognize revenue when the
four
basic criteria for recognition are met: (
1
) persuasive evidence of an arrangement exists; (
2
) delivery has occurred or services have been rendered; (
3
) consideration is fixed or determinable; and (
4
) collectability is reasonably assured.

We provide for the sale of our products, including disposable processing sets and supplies to customers. Revenue from the sale of products is recognized upon shipment of products to the customers. We do not
maintain a reserve for returned products, as in the past those returns have not
been material and are
not
expected to be material in the future. Percentage-based fees on licensee sales of covered products are generally recorded as products are sold by licensees, and are reflected as royalties in the condensed consolidated statements of operations. Direct costs associated with product sales and royalty revenues are recorded at the time that revenue is recognized.

Revenue Recognition
– Predecessor Company
The Predecessor Company provided for the sale of our products, including disposable processing sets and supplies to customers, and to Arthrex as distributor of the Angel product line. Revenue from the sale of products was recognized upon shipment.

Usage or leasing of blood separation equipment
As a result of the acquisition of the Angel business, we acquired various multiple element revenue arrangements that combined the (i) usage or leasing of blood separation processing equipment, (ii) maintenance of processing equipment, and (iii) purchase of disposable processing sets and supplies. We assigned these multiple element revenue arrangements to Arthrex in
2013
pursuant to a license agreement, and further assigned all of our rights, title and interest in and to such license agreement to Deerfield as of the Effective Date; as such, the Successor Company no
longer recognizes revenue under these arrangements.

License Agreement with Rohto
The Company
’s license agreement with Rohto (See Note
4
– Distribution, Licensing and Collaboration Arrangements
) contains multiple elements that include the delivered license and other ancillary performance obligations, such as maintaining its intellectual property and providing regulatory support and training to Rohto. The Company has determined that the ancillary performance obligations are perfunctory and incidental, and are expected to be minimal and infrequent. Accordingly, the Company combined the ancillary performance obligations with the delivered license and recognized revenue as a single unit of accounting, following revenue recognition guidance applicable to the license. Other elements contained in the license agreement, such as fees and royalties related to the supply and future sale of the product, are contingent and will be recognized as revenue when earned.

Segments and Geographic Information
Approximately
35%
and
12%
of our total revenue
 was generated outside of the United States for the
three
months ended
March 31, 2017
and
2016,
respectively.

Stock-Based Compensation
Prior to the Effective Date, the Company, from time to time, issued stock options or stock awards to employees, directors, consultants, and other service providers under its
2002
Long-Term Incentive Plan (“LTIP”) or
2013
Equity Incentive Plan (“EIP” and, together with the LTIP, the “Incentive Plans”). In some cases, it had issued compensatory warrants to service providers outside the Incentive Plans (See Note
8
– Equity and Stock-Based Compensation
).

All outstanding stock options were cancelled as of the Effective Date. In
July 2016,
the Board of Directors approved, and in
August 2016
it amended, the Company
’s
2016
Omnibus Incentive Compensation Plan (the
“2016
Omnibus Plan”). As of
November 21, 2016,
the Majority Stockholders executed a written consent adopting and approving the
2016
Omnibus Plan, as amended and restated, which provides for the Company to grant equity and cash incentive awards to officers, directors and employees of, and consultants to, the Company and its subsidiaries. During
2016
and the
three
months ended
March 31, 2017,
the Board of Directors granted options to purchase
1,370,000
and
22,500
shares, respectively, of New Common Stock to certain of the Company’s management, employees and directors.
No
stock options were granted during the
three
months ended
March 31, 2016.

The fair value of employee stock options is measured at the date of grant. Expected volatilities for the
2016
Omnibus Plan options are based on the equally weighted average historical volatility from five
comparable public companies with an expected term consistent with ours. Expected years until exercise represents the period of time that options are expected to be outstanding. Under the Incentive Plans, expected volatilities were based on historical volatility of the Company
’s stock, and Company data was utilized to estimate option exercises and employee terminations within the valuation model. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The Company estimated that the dividend rate on its common stock will be zero
. The assumptions used are summarized in the following table:

	Successor	Successor
	Three Months ended March 31, 2017	Year ended December 31, 2016
Risk free rate	2.1%	1.8	-	2.0%
Weighted average expected years until exercise	6.0	4.8	-	6.0
Expected stock volatility	83%		83%
Dividend yield	-		-

Stock-based compensation for awards granted to non-employees is periodically re-measured as the underlying awards vest. The Company recognizes an expense for such awards throughout the performance period as the services are provided by the non-employees, based on the fair value of these options and warrants at each reporting period. The fair value of stock options and compensatory warrants issued to service providers utilizes the same methodology with the exception of the expected term. For awards to non-employees, the Company estimates that the options or warrants will be held for the full term.

The Company adopted new accounting guidance on
January 1, 2017
related to stock-based compensation arrangements. Under the new guidance, excess tax benefits and tax deficiencies related to stock-based compensation awards are recognized as income tax expenses or benefits in the income statement, and excess tax benefits are classified along with other income tax cash flows in the operating activities section of the condensed consolidated statement of cash flows. Additionally, the Company elected to account for forfeitures of stock-based awards as they occur, as opposed to estimating those prior to their occurrence. The adoption of this new guidance did not
have a material impact on the Company's condensed consolidated financial statements in any period.

Income Taxes
The Company accounts for income taxes using the asset and liability method. Under the asset and liability method, current income tax expense or benefit is the amount of income taxes expected to be payable or refundable for the current year. A deferred income tax asset or liability is recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax credits and loss carryforwards. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not
that some portion or all of the deferred tax assets will
not
be realized. Tax rate changes are reflected in income during the period such changes are enacted. All of our tax years remain subject to examination by the tax authorities.

The Company
’s policy for recording interest and penalties associated with audits is to record such items as a component of income before taxes. There were no
such items in
2017
and
2016.

Basic and Diluted Earnings (Loss) per Share
Basic earnings (loss) per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of shares of common stock outstanding (including contingently issuable shares when the contingencies have been resolved) during the period.

For periods of net loss, diluted loss per share is calculated similarly to basic loss per share because the impact of all dilutive potential common shares is anti-dilutive. For periods of net income, and when the effects are not
anti-dilutive, diluted earnings per share is computed by dividing net income available to common shareholders by the weighted-average number of shares outstanding (including contingently issuable shares when the contingencies have been resolved) plus the impact of all potential dilutive common shares, consisting primarily of common stock options and stock purchase warrants using the treasury stock method, and convertible debt using the if-converted method.

All of the Company
’s outstanding stock options and warrants were considered anti-dilutive for the three
months ended
March 31, 2017
and
2016.
In addition, for the
three
months ended
March 31, 2016,
the Company’s convertible debt was anti-dilutive. The total number of anti-dilutive shares underlying common stock options, warrants exercisable for common stock, and convertible debt, which have been excluded from the computation of diluted earnings (loss) per share for the periods presented, was as follows:

	Successor	Predecessor
	Three months ended March 31, 2017	Three months ended March 31, 2016

Shares underlying:

Common stock options	1,225,833	9,557,258
Stock purchase warrants	6,180,000	116,034,682
Convertible debt	-	73,674,549

Recently Adopted Accounting Pronouncements
In
July 2015,
the FASB issued guidance for the accounting for inventory. The main provisions are that an entity should measure inventory within the scope of this update at the lower of cost and net realizable value, except when inventory is measured using LIFO or the retail inventory method. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. In addition, the Board has amended some of the other guidance in Topic
330
to more clearly articulate the requirements for the measurement and disclosure of inventory. The amendments in this update for public business entities are effective for fiscal years beginning after
December 15, 2016,
including interim periods within those fiscal years. The amendments in this update should be applied prospectively with earlier application permitted as of the beginning of an interim or annual reporting period. We adopted this pronouncement effective
January 1, 2017;
the adoption did
not
have a material impact to our consolidated financial statements.

In
November 2015,
the FASB issued accounting guidance to simplify the presentation of deferred taxes. Previously, U.S. GAAP required an entity to separate deferred income tax liabilities and assets into current and noncurrent amounts. Under this guidance, deferred tax liabilities and assets will be classified as noncurrent amounts. The standard is effective for reporting periods beginning after
December 15, 2016.
We adopted this pronouncement effective
January 1, 2017;
the adoption did
not
have a material impact to our consolidated financial statements.

In
March 2016,
the FASB issued guidance simplifying the accounting for, and financial statement disclosure of, stock-based compensation awards. Under the guidance, all excess tax benefits and tax deficiencies related to stock-based compensation awards are to be recognized as income tax expenses or benefits in the income statement, and excess tax benefits should be classified along with other income tax cash flows in the operating activities section of the statement of cash flows. Under the guidance, companies can also elect to either estimate the number of awards that are expected to vest, or account for forfeitures as they occur. In addition, the guidance amends some of the other stock-based compensation awards guidance to more clearly articulate the requirements and cash flow presentation for withholding shares for tax-withholding purposes. The guidance is effective for reporting periods beginning after
December 15, 2016,
and early adoption is permitted, though all amendments of the guidance must be adopted in the same period.
 The adoption of certain amendments of the guidance must be applied prospectively, and adoption of the remaining amendments must be applied either on a modified retrospective basis or retrospectively to all periods presented. We adopted this pronouncement effective
January 1, 2017;
the adoption did
not
have a material impact to our consolidated financial statements.

In
January 2017,
the FASB issued guidance intended to simplify the subsequent measurement of goodwill by eliminating Step
2
from the goodwill impairment test. Under the existing guidance, in computing the implied fair value of goodwill under Step
2,
an entity is required to perform procedures to determine the fair value at the impairment testing date of its assets and liabilities (including unrecognized assets and liabilities), following the procedure that would be required in determining the fair value of assets acquired and liabilities assumed in a business combination. Under the new guidance, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit
’s fair value; however, the loss recognized should
not
exceed the total amount of goodwill allocated to that reporting unit. Additionally, an entity should consider income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment loss, if applicable. The guidance also eliminates the requirements for any reporting unit with a zero
or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step
2
of the goodwill impairment test. An entity is required to adopt the new guidance on a prospective basis. The new guidance is effective for the Company for its annual or any interim goodwill impairment tests for fiscal years beginning after
December 15, 2021.
Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after
January 1, 2017.
We adopted this pronouncement effective
January 1, 2017;
the adoption did
not
have a material impact to our consolidated financial statements.

Unadopted Accounting Pronouncements
In
May 2014,
the FASB issued guidance for revenue recognition for contracts, superseding the previous revenue recognition requirements, along with most existing industry-specific guidance. The guidance requires an entity to review contracts in five
steps:
1
) identify the contract,
2
) identify performance obligations,
3
) determine the transaction price,
4
) allocate the transaction price, and
5
) recognize revenue. The new standard will result in enhanced disclosures regarding the nature, amount, timing, and uncertainty of revenue arising from contracts with customers. In
August 2015,
the FASB issued guidance approving a
one
-year deferral, making the standard effective for reporting periods beginning after
December 15, 2017,
with early adoption permitted only for reporting periods beginning after
December 15, 2016.
In
March 2016,
the FASB issued guidance to clarify the implementation guidance on principal versus agent considerations for reporting revenue gross rather than net, with the same deferred effective date. In
April 2016,
the FASB issued guidance to clarify the implementation guidance on identifying performance obligations and the accounting for licenses of intellectual property, with the same deferred effective date. In
May 2016,
the FASB issued guidance rescinding SEC paragraphs related to revenue recognition, pursuant to two
SEC Staff Announcements at the
March 3, 2016
Emerging Issues Task Force meeting. In
May 2016,
the FASB also issued guidance to clarify the implementation guidance on assessing collectability, presentation of sales tax, noncash consideration, and contracts and contract modifications at transition, with the same effective date. We are currently evaluating the impact, if any, that this guidance will have on our consolidated financial statements.

In
February 2016,
the FASB issued guidance for accounting for leases. The guidance requires lessees to recognize assets and liabilities related to long-term leases on the balance sheet, and expands disclosure requirements regarding leasing arrangements. The guidance is effective for reporting periods beginning after
December 15, 2018,
and early adoption is permitted. The guidance must be adopted on a modified retrospective basis, and provides for certain practical expedients. We are currently evaluating the impact, if any, that this guidance will have on our consolidated financial statements.

In
June 2016,
the FASB issued guidance with respect to measuring credit losses on financial instruments, including trade receivables. The guidance eliminates the probable initial recognition threshold that was previously required prior to recognizing a credit loss on financial instruments. The credit loss estimate can now reflect an entity's current estimate of all future expected credit losses. Under the previous guidance, an entity only considered past events and current conditions. The guidance is effective for fiscal years beginning after
December 15, 2019.
Early adoption is permitted for fiscal years beginning after
December 15, 2018.
 We are currently evaluating the impact, if any, that the adoption of this guidance will have on our consolidated financial statements.

In
August 2016,
the FASB issued guidance on the classification of certain cash receipts and cash payments in the statement of cash flows, including those related to debt prepayment or debt extinguishment costs, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance, and distributions received from equity method investees. The guidance is effective for fiscal years beginning after
December 15, 2017.
Early adoption is permitted. The guidance must be adopted on a retrospective basis and must be applied to all periods presented, but may
be applied prospectively if retrospective application would be impracticable. We are currently evaluating the impact, if any, that the adoption of this guidance will have on our consolidated statements of cash flows.

In
November 2016,
the FASB issued guidance to reduce diversity in practice that exists in the classification and presentation of changes in restricted cash on the statement of cash flows. The revised guidance requires that amounts generally described as restricted cash and restricted cash equivalents be included in cash and cash equivalents when reconciling the beginning of period and end of period total amounts shown on the statement of cash flows. The guidance is effective for the fiscal years beginning after
December 15, 2017.
Early adoption is permitted. The guidance must be adopted on a retrospective basis. We are currently evaluating the impact, if any, that the adoption of this guidance will have on our consolidated financial statements.

In
January 2017,
the FASB issued guidance clarifying the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions or disposals of assets or businesses. The guidance provides a screen to determine when an integrated set of assets and activities is not
a business, provides a framework to assist entities in evaluating whether both an input and substantive process are present, and narrows the definition of the term output. The guidance is for the Company for fiscal years beginning after
December 15, 2018.
The guidance must be adopted on a prospective basis. We are currently evaluating the impact, if any, that the adoption of this guidance will have on our consolidated financial statements.

We have evaluated all other issued and unadopted Accounting Standards Updates and believe the adoption of these standards will not
have a material impact on our results of operations, financial position, or cash flows.

Note
3
– Liquidity and Summary of Significant Accounting Principles

Liquidity
Our operations are subject to certain risks and uncertainties including, among others, current and potential competitors with greater resources, dependence on significant customers, lack of operating history, and uncertainty of future profitability and possible fluctuations in financial results. Since our inception, we have financed our operations by raising debt, issuing equity and equity-linked instruments, and executing licensing arrangements, and to a lesser extent by generating royalties and product revenues. We have incurred, and continue to incur, recurring losses and negative cash flows. On the Effective Date, the obligations of the Company under the Deerfield Facility Agreement and the DIP Credit Agreement were cancelled and the Company ceased to have any obligations thereunder. At
December 31, 2016,
we had cash and cash equivalents on hand of approximately
$2.6
million, and had
no
outstanding debt.

The accompanying consolidated financial statements have been prepared assuming that we will continue as a going concern, which contemplates continuity of operations, realization of assets, and satisfaction of liabilities in the ordinary course of business. The propriety of using the going-concern basis is dependent upon, among other things, the achievement of future profitable operations, the ability to generate sufficient cash from operations, and potential other funding sources, including cash on hand, to meet our obligations as they become due. After our emergence from bankruptcy on
May 5, 2015,
we believe our current resources, expected revenue from sales of Aurix, including additional revenue expected to be generated as a result of our collaboration with Restorix Health, limited royalty and license fee revenue from our license of certain aspects of the ALDH technology to StemCell Technologies for the Aldeflour product line, combined with the
$3.0
million of backstop commitments, which is
not
available until
June 30, 2017,
will be adequate to maintain our operations beyond
March 2018.

However, if we are unable to increase our revenues significantly or control our costs as effectively as expected, then we may
be required to curtail portions of our strategic plan or to cease operations.
  If we are unable to meet our planned revenue goals during the second
and
third
quarters of
2017,
we will need to begin reducing our operating costs prior to
December 31, 2017,
absent access to additional capital beyond the Backstop Commitment.  More specifically, if we are unable to increase revenues or control costs in this manner, we may
be forced to: delay the completion of, or significantly reduce the scope of, our current business plan; delay some of our development and clinical or marketing efforts; delay our plans to penetrate the market serving Medicare beneficiaries and fulfill the related data gathering requirements as stipulated by the Medicare CED coverage determination; delay the pursuit of commercial insurance reimbursement for our wound treatment technologies; postpone the hiring of new personnel; or, under certain dire financial circumstances, cease our operations. Specific programs that may
require additional funding include, without limitation: continued investment in the sales, marketing, distribution, and customer service areas; further expansion into the international markets; significant new product development or modifications; and pursuit of other opportunities. If adequate capital cannot be obtained on a timely basis and on satisfactory terms, the Company’s operations could be materially negatively impacted.

We believe, based on the operating cash requirements and capital expenditures expected for
2017,
the Company's cash on hand at
December 31, 2016,
combined with the

$3.0
million Backstop Commitments (see Note
11
 -
 Equity and Stock-Based Compensation
), which is available to us on or after
June 30, 2017,
is adequate to fund operations for at least
twelve
months from the date of this report.

As noted in Note
2
–
Fresh Start Accounting
, as part of fresh start accounting, the Successor Company adopted the significant accounting policies of the Predecessor Company. As a result, the following summary of significant accounting policies applies to both the Predecessor Company and Successor Company.

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Upon emergence from bankruptcy on the Effective Date, the Company applied fresh start accounting, resulting in the Company becoming a new entity for financial reporting purposes (see Note
2
–
Fresh Start Accounting
). As a result of the application of fresh start accounting, and the effects of the implementation of the Plan of Reorganization, the financial statements on or after
May 5, 2016
are
not
comparable to the financial statements prior to that date.

Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its wholly-owned and controlled subsidiary Aldagen, Inc. (“Aldagen”). All significant inter-company accounts and transactions are eliminated in consolidation.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. In the accompanying consolidated financial statements, estimates are used for, but not
limited to, the application of fresh start accounting, stock-based compensation, allowance for inventory obsolescence, allowance for doubtful accounts, valuation of derivative liabilities, contingent liabilities, fair value and depreciable lives of long-lived assets (including property and equipment, intangible assets and goodwill), deferred taxes and associated valuation allowance and the classification of our long-term debt. Actual results could differ from those estimates.

Credit Concentration
We generate accounts receivable from the sale of our products. Specific customer receivables balances in excess of
10%
of total receivables at
December 31, 2016
and
December 31, 2015
were as follows:

	Successor	Predecessor
	December 31, 2016	December 31, 2015

Customer A	58%	47%
Customer B	10%	21%

Revenue from significant customers exceeding
10%
of total revenues for the periods presented was as follows:

	Period from May 5, 2016 through December 31, 2016	Period from January 1, 2016 through May 4, 2016	Year ended December 31, 2015
	Successor	Predecessor	Predecessor

Customer B	$-	$78%	$67%
Customer C	-	-	26%
Customer D	22%	-	-
Customer E	16%	-	-

Historically, we used single suppliers for several components of the Aurix™ product line. We outsource the manufacturing of various products to contract manufacturers. While we believe these manufacturers demonstrate competency, reliability and stability, there is no
assurance that
one
or more of them will
not
experience an interruption or inability to provide us with the products needed to satisfy customer demand. Additionally, while most of the components of Aurix™ are generally readily available on the open market, a reagent, bovine thrombin, is available exclusively through Pfizer, with whom we have an established vendor relationship.

Cash Equivalents
We consider all highly liquid instruments purchased with an original maturity of three
months or less to be cash equivalents. Cash and cash equivalents potentially subject us to a concentration of credit risk, as approximately
$2.4
million held in financial institutions was in excess of the FDIC insurance limit of
$250,000
at
December 31, 2016.
We maintain our cash and cash equivalents in the form of money market deposit accounts and qualifying money market funds, and checking accounts with financial institutions that we believe are credit worthy.

Accounts Receivables
We generate accounts receivables from the sale of our products. We provide for an allowance against receivables for estimated losses that may
result from a customer
’s inability or unwillingness to pay. The allowance for doubtful accounts is estimated primarily based upon historical write-off percentages, known problem accounts, and current economic conditions. Accounts are written off against the allowance for doubtful accounts when we determine that amounts are not
collectable. Recoveries of previously written-off accounts are recorded when collected. At
December 31, 2016
and
2015,
we maintained an allowance for doubtful accounts of approximately
$409,000
and
$97,000,
respectively, as we fully reserved for the value added tax receivable and the receivable due from the contract manufacturer of the Company's prior Angel product line as of
December 31, 2016.

Inventory
Our inventory is produced by
third
-party manufacturers and consists of raw materials and finished goods. Inventory cost is determined on a first
-in,
first
-out basis and is stated at the lower of cost or net realizable value. We maintain an inventory of kits, reagents, and other disposables that have shelf-lives that generally range from
18
months to
two
years.

As of
December 31, 2016,
our inventory consisted of
$18,123
of finished goods and
$59,798
of raw materials. As of
December 31, 2015,
our inventory consisted of
$115,792
of finished goods and
$196,500
of raw materials.

We provide for an allowance against inventory for estimated losses that may
result in excess and obsolete inventory (i.e., from the expiration of products). Our allowance for expired inventory is estimated based upon the inventory
’s remaining shelf-life and our anticipated ability to sell such inventory, which is estimated using historical usage and future forecasts, within its remaining shelf life. At
December 31, 2016
and
2015,
the Company maintained an allowance for expired and excess and obsolete inventory of approximately
$8,000
and
$58,000,
respectively. Expired products are segregated and used for demonstration purposes only; the Company records the associated expense for this reserve to cost of sales in the consolidated statements of operations.

Property and Equipment
Property and equipment is stated at cost less accumulated depreciation and is depreciated, using the straight-line method, over its estimated useful life ranging from one
to
four
years for all assets except for furniture, lab, and manufacturing equipment, which is depreciated over four
and
six
 years, respectively. Upon emergence from bankruptcy, property and equipment remaining lives were estimated based on the estimated remaining useful lives of the assets. Leasehold improvements are amortized, using the straight-line method, over the lesser of the expected lease term or its estimated useful life ranging from three
to
six
years. Amortization of leasehold improvements is included in depreciation expense. Maintenance and repairs are charged to operations as incurred. When assets are disposed of, the cost and related accumulated depreciation are removed from the accounts and any gain or loss is included in other income (expense).

Centrifuges
may
be sold or placed at
no
charge with customers. Depreciation expense for centrifuges that are available for sale or placed at no
charge with customers are charged to cost of sales. Depreciation expense for centrifuges used for sales and marketing and other internal purposes are charged to general and administrative expenses.

Property and equipment is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may
not
be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. Recoverability measurement and estimating of undiscounted cash flows is done at the lowest possible level for which we can identify assets. If such assets are considered to be impaired, impairment is recognized as the amount by which the carrying amount of assets exceeds the fair value of the assets.

Goodwill and Other Intangible Assets
Predecessor intangible assets and goodwill
In the Predecessor Company financial statements, intangible assets were acquired as part of our acquisition of the Angel business and Aldagen, and consisted of finite-lived and indefinite-lived intangible assets, including goodwill. During the quarter ended
September 30, 2015,
we determined that our in-process research and development (“IPR&D”) asset was impaired and recognized a non-cash IPR&D impairment charge of
$22.6
million to write down our IPR&D asset to its estimated fair value. Also during the quarter ended
September 30, 2015,
we determined that goodwill was impaired, and recognized a non-cash impairment charge of
$1.1
million to write down goodwill to its estimated fair value of zero
. As of
December 31, 2015,
we had fully impaired our IPR&D asset and our goodwill.

In conjunction with the application of fresh start accounting, all remaining finite lived intangible assets were written off as of the Effective Date (See Note
2
–
Fresh Start Accounting
).

Successor intangible assets and goodwill
In the Successor Company financial statements, intangible assets were established as part of fresh start accounting and relate to trademarks, technology, clinician relationships, and goodwill (see Note
2
–
Fresh Start Accounting
).

Our finite-lived intangible assets include trademarks, technology (including patents), and clinician relationships, and are amortized over their useful lives and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may
not
be recoverable. If any indicators were present, we test for recoverability by comparing the carrying amount of the asset to the net undiscounted cash flows expected to be generated from the asset. If those net undiscounted cash flows do not
exceed the carrying amount (i.e., the asset is
not
recoverable), we would perform the next step, which is to determine the fair value of the asset and record an impairment loss, if any. We periodically reevaluate the useful lives for these intangible assets to determine whether events and circumstances warrant a revision in their remaining useful lives.

Goodwill represents the excess of reorganization value over the fair value of tangible and identifiable intangible assets and the fair value of liabilities as of the Effective Date. Goodwill is not
amortized, but is subject to periodic review for impairment. Goodwill is reviewed annually, as of
October 1,
and whenever events or changes in circumstances indicate that the carrying amount of the goodwill might not
be recoverable. We perform our review of goodwill on our
one
reporting unit.

Before employing detailed impairment testing methodologies, we first
evaluate the likelihood of impairment by considering qualitative factors relevant to our reporting unit. When performing the qualitative assessment, we evaluate events and circumstances that would affect the significant inputs used to determine the fair value of the goodwill. Events and circumstances evaluated include: macroeconomic conditions that could affect us, industry and market considerations for the medical device industry that could affect us, cost factors that could affect our performance, our financial performance (including share price), and consideration of any company specific events that could negatively affect us, our business, or the fair value of our business. If we determine that it is more likely than not
that goodwill is impaired, we will then apply detailed testing methodologies. Otherwise, we will conclude that no
impairment has occurred.

Detailed impairment testing involves comparing the fair value of our one
reporting unit to its carrying value, including goodwill. If the fair value exceeds carrying value, then it is concluded that no
goodwill impairment has occurred. If the carrying value of the reporting unit exceeds its fair value, a second
step is required to measure possible goodwill impairment loss. The second
step includes hypothetically valuing the tangible and intangible assets and liabilities of our one
reporting unit as if it had been acquired in a business combination. The implied fair value of our one
reporting unit's goodwill is then compared to the carrying value of that goodwill. If the carrying value of our one
reporting unit's goodwill exceeds the implied fair value of the goodwill, we recognize an impairment loss in an amount equal to the excess, not
to exceed the carrying value.

Successor Company intangible assets and goodwill were
not
impaired as of
December 31, 2016.

Conditionally Redeemable Common Stock
The Maryland Venture Fund (“MVF,” part of Maryland Department of Business and Economic Development) had an investment in the Predecessor Company
’s common stock, and could have required us to repurchase the common stock, at MVF’s option, upon certain events outside of our control. MVF’s common stock was classified as “contingently redeemable common shares” in the Predecessor Company’s accompanying consolidated balance sheets. The contingently redeemable common shares were cancelled as of the Effective Date.

Revenue Recognition
– Successor Company
We recognize revenue when the
four
basic criteria for recognition are met: (
1
) persuasive evidence of an arrangement exists; (
2
) delivery has occurred or services have been rendered; (
3
) consideration is fixed or determinable; and (
4
) collectability is reasonably assured.

We provide for the sale of our products, including disposable processing sets and supplies to customers. Revenue from the sale of products is recognized upon shipment of products to the customers. We do not
maintain a reserve for returned products, as in the past those returns have not
been material and are
not
expected to be material in the future. Percentage-based fees on licensee sales of covered products are generally recorded as products are sold by licensees, and are reflected as royalties in the consolidated statements of operations. Direct costs associated with product sales and royalty revenues are recorded at the time that revenue is recognized.

Revenue Recognition
– Predecessor Company
The Predecessor Company provided for the sale of our products, including disposable processing sets and supplies to customers, and to Arthrex as distributor of the Angel product line. Revenue from the sale of products was recognized upon shipment.

Usage or leasing of blood separation equipment
As a result of the acquisition of the Angel business, we acquired various multiple element revenue arrangements that combined the (i) usage or leasing of blood separation processing equipment, (ii) maintenance of processing equipment, and (iii) purchase of disposable processing sets and supplies. We assigned these multiple element revenue arrangements to Arthrex in
2013
pursuant to a license agreement, and further assigned all of our rights, title and interest in and to such license agreement to the Deerfield Lenders as of the Effective Date; as such, the Successor Company no
longer recognizes revenue under these arrangements.

Deferred revenue at
December 31, 2015
consisted of prepaid licensing revenue of approximately
$1.0
million from the licensing of Angel centrifuges and
$0.1
million from product sales billed and
not
yet shipped. Prepaid licensing revenue was being recognized on a straight-line basis over the term of the agreement prior to the Effective Date. Revenue of approximately
$0.14
million related to the prepaid license was recognized during the period
January 1, 2016
through
May 4, 2016.
Revenue of approximately
$0.4
million related to the prepaid license was recognized for the year ended
December 31, 2015.
We assigned all of our rights under the Arthrex license agreement to Deerfield on the Effective Date and eliminated the remaining deferred revenue as of that date.

License Agreement with Rohto
The Company
’s license agreement with Rohto (See Note
4
– Distribution, Licensing and Collaboration Arrangements
) contains multiple elements that include the delivered license and other ancillary performance obligations, such as maintaining its intellectual property and providing regulatory support and training to Rohto. The Company has determined that the ancillary performance obligations are perfunctory and incidental, and are expected to be minimal and infrequent. Accordingly, the Company combined the ancillary performance obligations with the delivered license and recognized revenue as a single unit of accounting, following revenue recognition guidance applicable to the license. Because the license is delivered, the Company recognized the entire
$3.0
million license fee as revenue in the
three
months ended
March 31, 2015.
Other elements contained in the license agreement, such as fees and royalties related to the supply and future sale of the product, are contingent and will be recognized as revenue when earned.

Segments and Geographic Information
Approximately
11%
and
22%
of our total revenue
 was generated outside of the United States for the period from
January 1, 2016
through
May 4, 2016
and from
May 5, 2016
through
December 31, 2016,
respectively. Approximately
31%
of our total revenue was generated outside of the United States for year ended
December 31, 2015.
We operate in
one
business segment.

Exit Activities and Realignment
In
May 2014,
we announced preliminary efficacy and safety results of our RECOVER-Stroke Phase
2
clinical trial in patients with neurological damage arising from ischemic stroke and treated with ALD-
401.
Observed improvements in the primary endpoint (mean modified Rankin Score or mRS) of the trial were not
clinically or statistically significant. In light of this outcome, we discontinued further funding of the ALD-
401
development program, decided to close our facilities in Durham, NC, and terminated certain employees. An accrual of approximately
$0.2
million for the loss on abandonment of the lease remained at
December 31, 2016
and
2015.
The accrued loss on abandonment is being amortized over the life of the lease against future rental payments made and sublease income payments received. Loss on abandonment is classified in general and administrative expenses in the accompanying condensed consolidated statements of operations. The accrued loss on abandonment is included in accrued expenses and other liabilities in the accompanying consolidated balance sheets.

On
August 11, 2015,
the Board of Directors approved our realignment plan with the goal of preserving and maximizing, for the benefit of our stockholders, the value of our existing assets. The plan eliminated approximately
30%
of our workforce and was aimed at the preservation of cash and cash equivalents to finance our future operations and support our revised business objectives. In addition, on
December 4, 2015,
the Company eliminated an additional
22%
of its workforce, or
seven
employees, and in
January 2016,
the Company eliminated
four
additional employees. The Company recognized severance expense of approximately
$0.9
million associated with these reductions in our work force during the year ended
December 31, 2015.
Approximately
$0.5
million was recognized as severance expense for the
four
additional positions eliminated in
January 2016
for the period
January 1, 2016
to
May 4, 2016.
Severance expenses are classified in operating expenses in the accompanying consolidated statements of operations, with
$0.5
million classified as general and administrative expense for the four
positions eliminated in
January
for the period
January 1, 2016
to
May 4, 2016,
and
$0.2
million,
$0.2
million, and
$0.4
million classified in sales and marketing, research and development, and general and administrative expenses, respectively, for the year ended
December 31, 2015.
All severance costs had been paid as of
December 31, 2016 (
approximately
$0.3
million remained in accrued severance costs which are reflected in accrued expenses on the consolidated balance sheet as of
December 31, 2015).

Stock-Based Compensation
Prior to the Effective Date, the Company, from time to time, issued stock options or stock awards to employees, directors, consultants, and other service providers under its
2002
Long-Term Incentive Plan (“LTIP”) or
2013
Equity Incentive Plan (“EIP” and, together with the LTIP, the “Incentive Plans”). In some cases, it had issued compensatory warrants to service providers outside the LTIP or EIP (See Note
11
– Equity and Stock-Based Compensation
).

All outstanding stock options were cancelled as of the Effective Date. In
July 2016,
the Board of Directors approved, and in
August 2016
it amended, the Company
’s
2016
Omnibus Incentive Compensation Plan (the
“2016
Omnibus Plan”). As of
November 21, 2016,
the Majority Stockholders executed a written consent adopting and approving the
2016
Omnibus Plan, as amended and restated, which provides for the Company to grant equity and cash incentive awards to officers, directors and employees of, and consultants to, the Company and its subsidiaries. During
2016,
the Board of Directors granted options to purchase an aggregate of
1,370,000
shares of New Common Stock to certain of the Company’s management, employees and directors.

The fair value of employee stock options is measured at the date of grant. Expected volatilities for the
2016
Omnibus Plan options are based on the equally weighted average historical volatility from five
comparable public companies with an expected term consistent with ours. Expected years until exercise represents the period of time that options are expected to be outstanding. Under the Incentive Plans, expected volatilities were based on historical volatility of the Company
’s stock, and Company data was utilized to estimate option exercises and employee terminations within the valuation model. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The Company estimated that the dividend rate on its common stock will be zero
. The assumptions used are summarized in the following table:

	2016			2015
Risk free rate	1.8	-	2.0%	1.4	-	1.7%
Weighted average expected years until exercise	4.8	-	6.0		6.3
Expected stock volatility		83%		93	-	117%
Dividend yield		-			-

Stock-based compensation for awards granted to non-employees is periodically re-measured as the underlying awards vest. The Company recognizes an expense for such awards throughout the performance period as the services are provided by the non-employees, based on the fair value of these options and warrants at each reporting period. The fair value of stock options and compensatory warrants issued to service providers utilizes the same methodology with the exception of the expected term. For awards to non-employees, the Company estimates that the options or warrants will be held for the full term.

Income Taxes
The Company accounts for income taxes using the asset and liability method. Under the asset and liability method, current income tax expense or benefit is the amount of income taxes expected to be payable or refundable for the current year. A deferred income tax asset or liability is recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax credits and loss carryforwards. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not
that some portion or all of the deferred tax assets will
not
be realized. Tax rate changes are reflected in income during the period such changes are enacted. All of our tax years remain subject to examination by the tax authorities.

For the year ended
December 31, 2015,
the income tax provision relates exclusively to a deferred tax liability associated with the amortization for tax purposes of the Predecessor Company
’s goodwill. The deferred tax liability was eliminated in the third
quarter of
2015
with the impairment charge recognized for all of our goodwill. The Successor Company’s goodwill is not
tax deductible in any taxing jurisdiction.

The Company
’s policy for recording interest and penalties associated with audits is to record such items as a component of income before taxes. There were no
such items in
2016
and
2015.

Basic and Diluted Earnings (Loss) per Share
Basic earnings (loss) per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of shares of common stock outstanding (including contingently issuable shares when the contingencies have been resolved) during the period.

For periods of net loss, diluted loss per share is calculated similarly to basic loss per share because the impact of all dilutive potential common shares is anti-dilutive. For periods of net income, and when the effects are not
anti-dilutive, diluted earnings per share is computed by dividing net income available to common shareholders by the weighted-average number of shares outstanding (including contingently issuable shares when the contingencies have been resolved) plus the impact of all potential dilutive common shares, consisting primarily of common stock options and stock purchase warrants using the treasury stock method, and convertible debt using the if-converted method.

All of the Company
’s outstanding stock options and warrants were considered anti-dilutive for the periods from
January 1, 2016
through
May 4, 2016,
May 5, 2016
through
December 31, 2016,
and for the year ended
December 31, 2015.
The Company’s convertible debt was dilutive during the period from
January 1, 2016
through
May 4, 2016.
The total number of anti-dilutive shares underlying common stock options, warrants exercisable for common stock, and convertible debt, which have been excluded from the computation of diluted earnings (loss) per share for the periods presented, was as follows:

	Period from May 5, 2016 through December 31, 2016	Period from January 1, 2016 through May 4, 2016	Year ended December 31, 2015
	Successor	Predecessor	Predecessor
Shares underlying:
Common stock options	1,265,000	9,173,119	11,069,166
Stock purchase warrants	6,180,000	113,629,178	116,034,682
Convertible debt	-	-	73,342,730

Earnings (loss) per share are calculated for basic and diluted earnings per share as follows:

	Period from May 5, 2016 through December 31, 2016	Period from January 1, 2016 through May 4, 2016	Year ended December 31, 2015
	Successor	Predecessor	Predecessor
Numerator for basic income (loss) per share	$(5,695,027)	$28,173,934	$(52,808,108)
Numerator adjustment for potential dilutive securities	-	172,546	-
Numerator for diluted income (loss) per share	$(5,695,027)	$28,346,480	$(52,808,108)

Denominator for basic income (loss) per share weighted average outstanding common shares	9,895,966	125,951,100	125,951,100
Dilutive effect of convertible debt	-	67,307,692	-
Denominator for diluted income (loss) per share weighted average outstanding common shares	9,895,966	193,258,792	125,951,100

Basic and diluted earnings (loss) per share
Basic	$(0.58)	$0.22	$(0.42)
Diluted	$(0.58)	$0.15	$(0.42)

Recently Adopted Accounting Pronouncements
In
April 2015,
the Financial Accounting Standards Board (“FASB”) issued guidance as to whether a cloud computing arrangement (e.g., software as a service, platform as a service, infrastructure as a service, and other similar hosting arrangements) includes a software license and, based on that determination, how to account for such arrangements. If a cloud computing arrangement includes a software license, then the customer should account for the software license element of the arrangement consistent with the acquisition of other software licenses. If a cloud computing arrangement does not
include a software license, the customer should account for the arrangement as a service contract. The amendment is effective for reporting periods beginning after
December

15,
2015,
and
may
be applied on either a prospective or retrospective basis. Early adoption is permitted. We adopted this pronouncement effective
January 1, 2016;
the adoption did
not
have a material impact to our consolidated financial statements.

In
April 2015,
the FASB issued guidance to simplify the balance sheet disclosure for debt issuance costs. Under the guidance, debt issuance costs related to a recognized debt liability will be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, in the same manner as debt discounts, rather than as an asset. The standard is effective for reporting periods beginning after
December 15, 2015,
and early adoption is permitted. We adopted this pronouncement effective
January 1, 2016;
the adoption did
not
have a material impact to our consolidated financial statements.

In
September 2015,
the FASB issued accounting guidance to simplify the accounting for measurement period adjustments resulting from business combinations. Under the guidance, an acquirer will be required to recognize adjustments to provisional amounts identified during the measurement period in the reporting period in which the adjustments are determined. The guidance requires an entity to present separately on the face of the income statement, or disclose in the notes to the financial statements the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment had been recognized as of the acquisition date. The standard is effective for reporting periods beginning after
December 15, 2015.
The amendments in this pronouncement should be applied prospectively, with earlier application permitted. We adopted this pronouncement effective
January 1, 2016;
the adoption did
not
have a material impact to our consolidated financial statements.

In
August 2014,
the FASB issued guidance for the disclosure of uncertainties about an entity
’s ability to continue as a going concern. Under U.S. GAAP, continuation of a reporting entity as a going concern is presumed as the basis for preparing financial statements unless and until the entity’s liquidation becomes imminent. Preparation of financial statements under this presumption is commonly referred to as the going concern basis of accounting. Previously, there was no
guidance in U.S. GAAP about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern or to provide related footnote disclosures. This was issued to provide guidance in U.S. GAAP about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. In doing so, the amendments should reduce diversity in the timing and content of footnote disclosures. The amendments in this update are effective for the annual period ending after
December 15, 2016,
and for annual periods and interim periods thereafter. We adopted this pronouncement effective for our year ended
December 31, 2016;
the adoption did
not
have a material impact to our consolidated financial statements.

Unadopted Accounting Pronouncements
In
May 2014,
the FASB issued guidance for revenue recognition for contracts, superseding the previous revenue recognition requirements, along with most existing industry-specific guidance. The guidance requires an entity to review contracts in five
steps:
1
) identify the contract,
2
) identify performance obligations,
3
) determine the transaction price,
4
) allocate the transaction price, and
5
) recognize revenue. The new standard will result in enhanced disclosures regarding the nature, amount, timing, and uncertainty of revenue arising from contracts with customers. In
August 2015,
the FASB issued guidance approving a
one
-year deferral, making the standard effective for reporting periods beginning after
December 15, 2017,
with early adoption permitted only for reporting periods beginning after
December 15, 2016.
In
March 2016,
the FASB issued guidance to clarify the implementation guidance on principal versus agent considerations for reporting revenue gross rather than net, with the same deferred effective date. In
April 2016,
the FASB issued guidance to clarify the implementation guidance on identifying performance obligations and the accounting for licenses of intellectual property, with the same deferred effective date. In
May 2016,
the FASB issued guidance rescinding SEC paragraphs related to revenue recognition, pursuant to two
SEC Staff Announcements at the
March 3, 2016
Emerging Issues Task Force meeting. In
May 2016,
the FASB also issued guidance to clarify the implementation guidance on assessing collectability, presentation of sales tax, noncash consideration, and contracts and contract modifications at transition, with the same effective date. We are currently evaluating the impact, if any, that this guidance will have on our consolidated financial statements.

In
July 2015,
the FASB issued guidance for the accounting for inventory. The main provisions are that an entity should measure inventory within the scope of this update at the lower of cost and net realizable value, except when inventory is measured using LIFO or the retail inventory method. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. In addition, the Board has amended some of the other guidance in Topic
330
to more clearly articulate the requirements for the measurement and disclosure of inventory. The amendments in this update for public business entities are effective for fiscal years beginning after
December 15, 2016,
including interim periods within those fiscal years. The amendments in this update should be applied prospectively with earlier application permitted as of the beginning of an interim or annual reporting period. We are currently evaluating the impact, if any, that the adoption will have on our consolidated financial statements.

In
November 2015,
the FASB issued accounting guidance to simplify the presentation of deferred taxes. Previously, U.S. GAAP required an entity to separate deferred income tax liabilities and assets into current and noncurrent amounts. Under this guidance, deferred tax liabilities and assets will be classified as noncurrent amounts. The standard is effective for reporting periods beginning after
December 15, 2016.
The Company is currently evaluating the impact, if any, that this new accounting pronouncement will have on its consolidated financial statements.

In
February 2016,
the FASB issued guidance for accounting for leases. The guidance requires lessees to recognize assets and liabilities related to long-term leases on the balance sheet, and expands disclosure requirements regarding leasing arrangements. The guidance is effective for reporting periods beginning after
December 15, 2018,
and early adoption is permitted. The guidance must be adopted on a modified retrospective basis, and provides for certain practical expedients. We are currently evaluating the impact that this guidance will have on our consolidated financial statements.

In
March 2016,
the FASB issued guidance simplifying the accounting for, and financial statement disclosure of, stock-based compensation awards. Under the guidance, all excess tax benefits and tax deficiencies related to stock-based compensation awards are to be recognized as income tax expenses or benefits in the income statement, and excess tax benefits should be classified along with other income tax cash flows in the operating activities section of the statement of cash flows. Under the guidance, companies can also elect to either estimate the number of awards that are expected to vest, or account for forfeitures as they occur. In addition, the guidance amends some of the other stock-based compensation awards guidance to more clearly articulate the requirements and cash flow presentation for withholding shares for tax-withholding purposes. The guidance is effective for reporting periods beginning after
December 15, 2016,
and early adoption is permitted, though all amendments of the guidance must be adopted in the same period.
 The adoption of certain amendments of the guidance must be applied prospectively, and adoption of the remaining amendments must be applied either on a modified retrospective basis or retrospectively to all periods presented. We are currently evaluating the impact that this guidance will have on our consolidated financial statements.

In
March 2016,
the FASB issued guidance to clarify the requirements for assessing whether contingent call or put options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. The amendments of this guidance are effective for reporting periods beginning after
December 15, 2016,
and early adoption is permitted. Entities are required to apply the guidance to existing debt instruments using a modified retrospective transition method as of beginning of the fiscal year of adoption. We are currently evaluating the impact that this guidance will have on our consolidated financial statements.

In
June 2016,
the FASB issued guidance with respect to measuring credit losses on financial instruments, including trade receivables. The guidance eliminates the probable initial recognition threshold that was previously required prior to recognizing a credit loss on financial instruments. The credit loss estimate can now reflect an entity's current estimate of all future expected credit losses. Under the previous guidance, an entity only considered past events and current conditions. The guidance is effective for fiscal years beginning after
December 15, 2019.
Early adoption is permitted for fiscal years beginning after
December 15, 2018.
 We are currently evaluating the impact, if any, that the adoption of this guidance will have on our consolidated financial statements.

In
August 2016,
the FASB issued guidance on the classification of certain cash receipts and cash payments in the statement of cash flows, including those related to debt prepayment or debt extinguishment costs, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance, and distributions received from equity method investees. The guidance is effective for fiscal years beginning after
December 15, 2017.
Early adoption is permitted. The guidance must be adopted on a retrospective basis and must be applied to all periods presented, but may
be applied prospectively if retrospective application would be impracticable. We are currently evaluating the impact, if any, that the adoption of this guidance will have on our consolidated statements of cash flows.

In
November 2016,
the FASB issued guidance to reduce diversity in practice that exists in the classification and presentation of changes in restricted cash on the statement of cash flows. The revised guidance requires that amounts generally described as restricted cash and restricted cash equivalents be included in cash and cash equivalents when reconciling the beginning of period and end of period total amounts shown on the statement of cash flows. The guidance is effective for the fiscal years beginning after
December 15, 2017.
Early adoption is permitted. The guidance must be adopted on a retrospective basis. We are currently evaluating the impact, if any, that the adoption of this guidance will have on our consolidated financial statements.

In
January 2017,
the FASB issued guidance intended to simplify the subsequent measurement of goodwill by eliminating Step
2
from the goodwill impairment test. Under the existing guidance, in computing the implied fair value of goodwill under Step
2,
an entity is required to perform procedures to determine the fair value at the impairment testing date of its assets and liabilities (including unrecognized assets and liabilities), following the procedure that would be required in determining the fair value of assets acquired and liabilities assumed in a business combination. Under the new guidance, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit
’s fair value; however, the loss recognized should
not
exceed the total amount of goodwill allocated to that reporting unit. Additionally, an entity should consider income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment loss, if applicable. The guidance also eliminates the requirements for any reporting unit with a zero
or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step
2
of the goodwill impairment test. An entity is required to adopt the new guidance on a prospective basis. The new guidance is effective for the Company for its annual or any interim goodwill impairment tests for fiscal years beginning after
December 15, 2021.
Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after
January 1, 2017.
We are currently evaluating the impact, if any, that the adoption of this guidance will have on our consolidated financial statements.

In
January 2017,
the FASB issued guidance clarifying the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions or disposals of assets or businesses. The guidance provides a screen to determine when an integrated set of assets and activities is not
a business, provides a framework to assist entities in evaluating whether both an input and substantive process are present, and narrows the definition of the term output. The guidance is for the Company for fiscal years beginning after
December 15, 2018.
The guidance must be adopted on a prospective basis. We are currently evaluating the impact, if any, that the adoption of this guidance will have on our consolidated financial statements.

We have evaluated all other issued and unadopted Accounting Standards Updates and believe the adoption of these standards will not
have a material impact on our results of operations, financial position, or cash flows.